JOHNSONFAMILY FUNDS, INC.
                         SEMI-ANNUAL REPORT (UNAUDITED)
                                 APRIL 30, 1998

                  JOHNSONFAMILY INTERMEDIATE FIXED INCOME FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Principal
 Amount                                                             Value
---------                                                          --------

            CORPORATE BONDS                                45.73%
  $750,000  AirTouch Communications, Inc., 7.50%, 7/15/06          $798,750
   500,000  American Home Products, 6.50%, 10/15/02                 503,750
   500,000  Anheuser-Busch Cos., Inc., 6.90%, 10/1/02               506,875
 1,000,000  Applied Materials, Inc., 6.75%, 10/15/07              1,010,000
   500,000  Associates Corp. N.A., 6.00%, 12/1/02                   495,000
   340,000  BP America Inc., 9.375%, 11/1/00                        366,350
   705,000  Bellsouth Telecom, Inc., 8.25%, 7/1/32                  772,856
   500,000  Bellsouth Telecom, Inc., 7.50%, 6/15/33                 517,500
   500,000  Borg-Warner Automotive, Inc., 7.00%, 11/1/06            516,250
   200,000  Campbell Soup Co., 5.625%, 9/15/03                      194,750
 1,000,000  Commercial Credit Co., 6.25%, 1/1/08                    988,750
   500,000  Commonwealth Edison Co., 6.45%, 12/1/07                 504,375
 1,000,000  Donaldson, Lufkin & Jenrette, Inc., 6.50%, 4/01/08      996,250
   500,000  Dow Chemical Co., 6.85%, 8/15/13                        511,250
   500,000  Dresdner Bank New York, 6.625%, 9/15/05                 503,750
   250,000  Fleet Financial Group, Inc., 7.19%, 10/2/12             254,063
   750,000  Ford Motor Credit Co., 6.25%, 12/8/05                   741,563
 1,000,000  GTE Corp.,  6.46%, 4/15/08                              996,250
   500,000  GTE North, Inc., 6.375%, 2/15/10                        496,875
   250,000  General Motors, 6.25%, 5/1/05                           249,688
   950,000  Gillette Co., 5.75%, 10/15/05                           929,813
 1,000,000  Hercules Inc., 6.60%, 8/1/27                          1,013,750
   250,000  Household Finance Corp., 7.25%, 7/15/03                 259,688
   500,000  Household Finance Corp., 7.30%, 7/30/12                 515,625
   750,000  Knight-Ridder, Inc., 6.625%, 11/1/07                    757,500
 1,000,000  Lehman Brothers Holdings, Inc., 6.25%, 4/01/03          996,250
 1,000,000  Martin Marietta Corp., 7.75%, 4/15/23                 1,051,250
   200,000  McGraw-Hill Co., Inc., 9.43%, 9/1/00                    214,250
   250,000  Mead Corp., 8.125%, 2/1/23                              272,187
   350,000  Mellon Financial Co., 6.875%, 3/1/03                    358,312
   100,000  Merrill Lynch & Co., Inc., 7.05%, 4/15/03               100,000
 1,000,000  Monsanto Co., 6.21%, 2/5/08                             982,500
   250,000  J.P. Morgan & Co., Inc., 7.625%, 9/15/04                266,250
   500,000  J.P. Morgan & Co., Inc., 6.875%, 1/15/07                513,750
   500,000  Nabisco, Inc., 6.00%, 2/15/01                           495,625
 1,000,000  National City Bank Cleveland, 7.10%, 9/25/12          1,028,750
   250,000  Northern Illinois Gas, 6.45%, 8/1/01                    252,812
   500,000  Northern States Power Co., 5.75%, 10/01/03              489,375
 1,000,000  PaineWebber Group., 6.55%, 4/15/08                      993,750
 1,000,000  J.C. Penney Co., Inc., 6.875%, 10/15/15               1,002,500
 1,000,000  Province of Ontario, 6.00%, 2/21/06                     991,250


                  JOHNSONFAMILY INTERMEDIATE FIXED INCOME FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)


Principal
 Amount                                                             Value
--------                                                          ---------
            CORPORATE BONDS (continued)                    45.73%

  $350,000  Rockwell International Corp., 8.375%, 2/15/01          $371,437
   150,000  Security Pacific Corp., 9.75%, 5/15/99                  155,250
   300,000  SmithKline Beecham., 6.625%, 10/1/05                    305,625
   600,000  SunTrust Banks, Inc., 6.00%, 1/15/28                    586,500
   750,000  TRW Inc., 6.25%, 1/15/10                                733,125
 1,000,000  Wells Fargo & Co., 6.625%, 4/15/13                      982,500
                                                                -----------

            TOTAL CORPORATE BONDS
            (cost $28,577,514)                                   28,544,519
                                                                 ----------


           MUNICIPAL BONDS                                 3.39%
   500,000  Chicago Illinois Public Building, 7.00%, 1/1/07         528,125
   325,000  Cook County School District, 8.00%, 12/1/06             353,844
   350,000  Massachusetts State Port Authority, 6.35%, 7/1/07       351,750
   500,000  Oakland California Pension, 6.98%, 12/15/09             521,875
   350,000  San Francisco CA., Series A, 6.95%, 6/15/03             360,937
                                                                -----------

            TOTAL MUNICIPAL BONDS
            (cost $2,115,249)                                     2,116,531
                                                                -----------

            U. S. GOVERNMENT AGENCIES                      28.94%
            NOTES                                          21.38%

 1,000,000  Federal Farm Credit Bureau Note, 6.51%, 1/7/08        1,002,430
   250,000  Federal Home Loan Bank (FHLB), 6.375%, 6/22/00          250,050
   500,000  FHLB, 6.04%, 12/19/00                                   499,950
   250,000  FHLB, 6.29%, 1/2/01                                     250,035
   500,000  FHLB, 6.375%, 10/22/02                                  502,175
   400,000  FHLB, 6.40%, 12/4/03                                    400,612
   500,000  FHLB, 6.229%, 4/20/05                                   498,615
   500,000  FHLB, 6.85%, 12/4/06                                    500,070
   250,000  Freddie Mac, 6.825%, 9/18/02                            250,485
   250,000  Freddie Mac, 7.13%, 9/15/05                             250,305
 1,000,000  Freddie Mac, 5.95%, 1/19/06                             995,010
   500,000  Freddie Mac, 6.37%, 1/23/06                             497,230
 1,000,000  Freddie Mac, 6.642%, 3/13/06                          1,009,000
   250,000  Freddie Mac, 7.245%, 4/24/06                            257,277
   500,000  Freddie Mac, 7.58%, 6/12/06                             521,225
   250,000  Freddie Mac, 8.00%, 8/14/06                             251,712


                  JOHNSONFAMILY INTERMEDIATE FIXED INCOME FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Principal
 Amount                                                             Value
---------                                                          --------

            U. S. GOVERNMENT AGENCIES (continued)          28.94%
            NOTES (continued)                              21.38%

  $300,000  Fannie Mae,  6.24%, 8/19/03                            $297,171
   250,000  Fannie Mae, 7.00%, 9/3/03                               253,365
   300,000  Fannie Mae, 7.25%, 6/1/05                               306,690
   750,000  Fannie Mae, 6.85%, 9/12/05                              760,485
 1,000,000  Fannie Mae, 5.875%, 2/2/06                              990,400
   800,000  Fannie Mae, 6.65%, 3/8/06                               807,328
   500,000  Fannie Mae, 6.29%,4/23/08                               497,065
 1,000,000  Fannie Mae, 7.00%, 4/12/13                            1,000,120
   500,000  Student Loan Marketing Association, 6.38%, 12/11/01     500,095
                                                                -----------
                                                                 13,348,900
                                                                -----------

            REMICS                                          5.90%
   746,796  Freddie Mac, 37-K,  6.00%, 3/17/06                      741,730
   400,000  Freddie Mac, 1602, Class O,  6.00%, 10/15/23            389,003
   800,000  Fannie Mae, 93-175, Class E, 6.25%, 9/25/08             776,356
   500,000  Fannie Mae, 97-23PE, 6.00%, 9/25/08                     481,029
   400,000  Fannie Mae, 92-58, Class L, 6.00%, 9/25/19              383,763
   942,303  Fannie Mae, 6.00%, 9/1/23                               910,206
                                                                -----------
                                                                  3,682,087
                                                                -----------

            OTHER AGENCY ISSUES                             1.66%
   500,000  Private Export Funding, 6.49%, 7/15/07                  519,375
   500,000  Private Export Funding, 7.90%, 3/31/00                  518,750
                                                                -----------
                                                                  1,038,125
                                                                -----------

            TOTAL U. S. GOVERNMENT AGENCIES
            (cost $18,070,590)                                   18,069,112
                                                                -----------

            U.S. TREASURY OBLIGATIONS                      15.85%
   100,000  U.S. Treasury Note, 4.75%, 9/30/98                       99,780
 1,250,000  U.S. Treasury Note, 7.00%, 4/15/99                    1,267,175
 1,500,000  U.S. Treasury Note, 6.25%, 4/30/01                    1,525,725
   800,000  U.S. Treasury Note, 6.375%, 9/30/01                     817,728
 2,750,000  U.S. Treasury Note, 5.875%, 11/30/01                  2,769,635
 1,000,000  U.S. Treasury Note, 6.25%, 2/15/03                    1,024,340
   410,000  U.S. Treasury Note, 5.75%, 8/15/03                      411,623
 1,500,000  U.S. Treasury Note, 6.125%, 8/15/07                   1,539,885
 2,000,000  U.S. Treasury Strips, 8/15/23                           440,840
                                                                -----------

            TOTAL U.S. TREASURY OBLIGATIONS
            (cost $9,899,273)                                     9,896,731
                                                                -----------

                  JOHNSONFAMILY INTERMEDIATE FIXED INCOME FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------

            SHORT-TERM INVESTMENT                       5.30%
 3,306,170  SSGA Money Market Fund                               $3,306,170
                                                                -----------

            TOTAL SHORT-TERM INVESTMENT
            (cost $3,306,170)                                     3,306,170
                                                                -----------

            TOTAL INVESTMENTS                          99.21%
            (cost $61,968,796)                                   61,933,063

Cash and Other Assets, less Liabilities                 0.79%       495,049
                                                                -----------
NET ASSETS                                            100.00%   $62,428,112
                                                                ===========

                     See notes to the financial statements.


                      JOHNSONFAMILY LARGE CAP EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------

            COMMON STOCKS                              98.03%

            AEROSPACE                                   3.98%
    18,000  General Dynamics Corp.                                 $760,500
     2,930  Lockheed Martin Corp.                                   326,329
     4,800  Northrop Grumman Corp.                                  507,300
                                                                -----------
                                                                  1,594,129
                                                                -----------

            BANKING                                     8.72%
     9,500  AmSouth Bancorporation                                  592,562
     4,050  Comerica, Inc.                                          271,097
     3,300  J.P. Morgan & Co., Inc.                                 433,125
    15,000  KeyCorp                                                 595,313
    10,600  Mellon Bank Corp.                                       763,200
     5,040  National City Corp.                                     349,020
     9,800  Summit Bancorp                                          491,225
                                                                -----------
                                                                  3,495,542
                                                                -----------

            CHEMICALS                                   3.85%
     2,600  PPG Industries, Inc.                                    183,787
     3,000  Rohm & Haas Co.                                         323,438
    13,300  The Lubrizol Corp.                                      490,437
    11,200  Union Carbide Corp.                                     543,200
                                                                -----------
                                                                  1,540,862
                                                                -----------

            CONSUMER DURABLE                            3.20%
    10,800  Ford Motor Co.                                          494,775
    21,600  ITT Industries, Inc.                                    787,050
                                                                -----------
                                                                  1,281,825
                                                                -----------

            CONSUMER STAPLES                           12.21%
    36,800  American Stores Co.                                     883,200
    14,100  Brown-Forman Corp., Class B                             798,413
    26,000  Interstate Bakeries Corp                                823,875
    16,700  Lancaster Colony Corp.                                  645,037
    21,400  Rite Aid Corporation                                    687,475
     4,100  Sara Lee Corp.                                          244,206
    18,500  Supervalu, Inc.                                         808,219
                                                                -----------
                                                                  4,890,425
                                                                -----------


                      JOHNSONFAMILY LARGE CAP EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------

            COMMON STOCKS (continued)                  98.03%

            ENERGY                                      8.92%
    10,700  Amerada Hess Corp.                                     $615,250
     6,400  Atlantic Richfield Co.                                  499,200
       400  Coastal Corp.                                            28,575
     9,900  Murphy Oil Corp.                                        509,231
    14,000  Phillips Petroleum Co.                                  693,875
    33,200  Union Texas Petroleum Holdings, Inc.                    670,225
     9,400  Unocal Corp.                                            384,813
     4,800  USX-Marathon Group                                      171,900
                                                                -----------
                                                                  3,573,069
                                                                -----------

            FINANCIAL SERVICES                          0.42%
     2,253  Associates First Capital Corp., Class A                 168,412
                                                                -----------

            HEALTH CARE                                12.30%
     2,700  American Home Products Corp.                            251,437
     2,600  Becton Dickinson & Co.                                  181,025
     8,100  Bristol-Myers Squibb Co.                                857,587
     2,112  Fresenius Medical Care AG ADR<F1>                        48,708
     6,700  Merck & Co., Inc.                                       807,350
     7,900  Schering-Plough Corp.                                   632,987
    21,600  Tenet Healthcare Corp.<F1>                              808,650
    15,700  Watson Pharmaceuticals, Inc.<F1>                        675,100
     9,200  Wellpoint Health Networks, Inc.<F1>                     663,550
                                                                -----------
                                                                  4,926,394
                                                                -----------

            INDUSTRIAL                                  9.73%
     8,100  FMC Corp.<F1>                                           628,256
    12,900  Harris Corp.                                            624,037
    17,000  Harsco Corp.                                            782,000
     8,300  National Service Industries, Inc.                       449,238
    13,500  Raytheon Co., Class B                                   765,281
    11,600  Rockwell International Corp.                            648,875
                                                                -----------
                                                                  3,897,687
                                                                -----------

            INSURANCE                                   5.52%
     6,400  Ambac Financial Group, Inc.                             362,800
     9,600  Excel Limited                                           717,000
    17,100  Old Republic International Corp.                        773,775


                      JOHNSONFAMILY LARGE CAP EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------

            COMMON STOCKS (continued)                  98.03%

            INSURANCE (continued)                       5.52%
     5,200  ReliaStar Financial Corp.                              $237,250
     1,100  The Hartford Financial Services Group, Inc.             121,825
                                                                -----------
                                                                  2,212,650
                                                                -----------

            RETAIL                                      4.02%
     3,500  Fruit of the Loom, Inc., Class A<F1>                    130,812
    13,900  Sears, Roebuck and Co.                                  824,444
    12,600  VF Corp.                                                655,200
                                                                -----------
                                                                  1,610,456
                                                                -----------

            SERVICES                                    7.69%
    17,800  Callaway Golf Co.                                       485,050
     6,800  Carnival Corp., Class A                                 473,025
     9,100  Dun & Bradstreet Corp.                                  323,050
    21,700  King World Productions, Inc.<F1>                        579,119
    10,450  Snap-On, Inc.                                           442,166
       400  The Washington Post Co.,Class B                         209,700
     5,000  Xerox Corp.                                             567,500
                                                                -----------
                                                                  3,079,610
                                                                -----------

            TECHNOLOGY                                  6.74%
    20,800  Andrew Corp.<F1>                                        475,800
    16,300  Compaq Computer Corp.                                   457,419
     7,950  Computer Associates International, Inc.                 465,572
     3,400  Dell Computer Corp.<F1>                                 274,550
    11,200  EMC Corp.<F1>                                           516,600
     3,800  National Semiconductor Corp.<F1>                         83,600
    10,400  Sun Microsystems, Inc.<F1>                              428,350
                                                                -----------
                                                                  2,701,891
                                                                -----------

            TELECOMMUNICATIONS                          7.05%
     7,459  Bell Atlantic Corp.                                     697,883
     5,800  ComStat Corp.                                           234,175
    18,200  Frontier Corp.                                          544,863
     5,900  GTE Corp.                                               344,781
     2,200  Southern New England Telecommunications Corp.           154,000
     4,500  Sprint Corp.                                            307,406
    10,300  U S WEST Communications Group                           543,325
                                                                -----------
                                                                  2,826,433
                                                                -----------

                      JOHNSONFAMILY LARGE CAP EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------

            COMMON STOCKS (continued)                  98.03%

            UTILITIES                                   3.68%
     1,000  CMS Energy Corp.                                        $43,688
    13,000  DTE Energy Co.                                          509,437
    11,600  Pinnacle West Capital Corp.                             513,300
    12,200  Public Service Enterprise Group, Inc.                   409,463
                                                                -----------
                                                                  1,475,888
                                                                -----------
            TOTAL COMMON STOCKS
            (cost $33,625,062)                                   39,275,273
                                                                -----------

            SHORT-TERM INVESTMENT                       1.90%
   762,866  SSGA Money Market Fund                                  762,866
                                                                -----------

            TOTAL SHORT-TERM INVESTMENT
            (cost $762,866)                                         762,866
                                                                -----------

            TOTAL INVESTMENTS
            (cost $34,387,928)                         99.93%    40,038,139

            Cash and Other Assets, less Liabilities     0.07%        26,294
                                                                -----------

            NET ASSETS                                100.00%   $40,064,433
                                                                ===========

<F1> Non-incoming producing.

                     See notes to the financial statements.

                      JOHNSONFAMILY SMALL CAP EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------

            COMMON STOCKS                              96.87%

            AEROSPACE                                   3.18%
    11,500  Alliant Techsystems, Inc.<F1>                          $332,475
     6,800  Thiokol Corp.                                           366,350
                                                                -----------
                                                                    698,825
                                                                -----------
            BANKING                                    10.81%
     6,100  Associated Banc-Corp.                                   320,250
     7,300  Chittenden Corp.                                        273,750
     8,900  Colonial BancGroup, Inc.                                319,288
     6,900  Commerce Bancshares, Inc.                               338,100
    10,600  Riggs National Corp.                                    305,412
     4,700  SierraWest Bancorp                                      174,488
     6,200  Trans Financial, Inc.                                   344,100
     5,100  UMB Financial Corp.                                     300,900
                                                                -----------
                                                                  2,376,288
                                                                -----------

            BUILDING PRODUCTS                           1.47%
     5,000  Texas Industries, Inc.                                  322,187
                                                                -----------

            CAPITAL GOODS                               2.98%
     5,500  Cincinnati Milacron, Inc.                               170,844
     7,500  Commercial Intertech Corp.                              161,719
     9,700  Robbins & Myers, Inc.                                   321,313
                                                                -----------
                                                                    653,876
                                                                -----------

            CHEMICALS                                   3.01%
    11,500  Ferro Corp.                                             331,344
     9,300  International Specialty Products, Inc.<F1>              185,419
     5,100  LeaRonal, Inc.                                          145,350
                                                                -----------
                                                                    662,113
                                                                -----------

            CONSUMER DURABLES                           4.35%
    13,200  Excel Industries, Inc.                                  275,550
     4,600  National Presto Industries, Inc.                        182,850
     5,500  Skyline Corp.                                           167,063
    10,300  Standard Products Co.                                   329,600
                                                                -----------
                                                                    955,063
                                                                -----------

                      JOHNSONFAMILY SMALL CAP EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------

            COMMON STOCKS (continued)                  96.87%

            CONSUMER STAPLES                            4.44%
     2,100  Block Drug Co., Inc.                                    $88,462
     8,200  Coors (Adolph) Co., Class B                             293,150
     7,200  Lancaster Colony Corp.                                  278,100
    10,900  Longs Drug Stores Corp.                                 315,419
                                                                -----------
                                                                    975,131
                                                                -----------

            ENERGY                                      4.71%
     6,000  Questar Corp.                                           260,250
    14,900  Seagull Energy Corp.<F1>                                254,231
    12,500  Union Texas Petroleum Holdings, Inc.                    252,344
     8,300  Valero Energy Corp.                                     268,712
                                                                -----------
                                                                  1,035,537
                                                                -----------

            HEALTH CARE                                11.87%
    13,700  ADAC Laboratories<F1>                                   297,975
     8,800  Arrow International, Inc.                               290,400
     8,800  Bindley Western Industries, Inc.                        342,100
    22,700  Chronimed, Inc.<F1>                                     314,963
     3,400  CorVel Corp.<F1>                                        121,125
     7,400  Empi, Inc.<F1>                                          148,000
     1,800  First Health Group Corp.<F1>                            106,200
     4,300  Lincare Holdings, Inc.<F1>                              348,837
    22,300  NovaCare, Inc.<F1>                                      310,806
    10,200  Quorum Health Group, Inc.<F1>                           327,675
                                                                -----------
                                                                  2,608,081
                                                                -----------

            INDUSTRIAL                                 10.46%
     7,700  AMETEK, Inc.                                            234,369
     5,600  Blount International, Inc., Class A                     173,950
     5,800  Kennametal, Inc.                                        309,212
     7,500  Pentair, Inc.                                           324,375
     8,900  Pittston Brink's Group                                  348,212
     9,100  Premark International, Inc.                             303,713
     6,900  Teleflex, Inc.                                          293,250
     6,100  Trinity Industries, Inc.                                311,100
                                                                -----------
                                                                  2,298,181
                                                                -----------


                      JOHNSONFAMILY SMALL CAP EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------

            COMMON STOCKS (continued)                  96.87%

            INSURANCE                                   6.17%
     1,600  American National Insurance Co.                        $172,800
     5,200  Capital Re Corp.                                        383,825
     5,916  Delphi Financial Group, Inc., Class A<F1>               337,212
     4,400  Everest Reinsurance Holdings, Inc.                      181,500
     2,900  NAC Re Corp.                                            145,000
     4,500  PXRE Corp.                                              135,562
                                                                -----------
                                                                  1,355,899
                                                                -----------

            RETAIL                                      7.56%
    11,200  Guilford Mills, Inc.                                    316,400
     8,700  Land's End, Inc.<F1>                                    320,812
    12,700  Pier 1 Imports, Inc.                                    334,962
     7,200  Ross Stores, Inc.                                       333,450
    10,300  ShopKo Stores, Inc.<F1>                                 356,638
                                                                -----------
                                                                  1,662,262
                                                                -----------

            SERVICES                                   10.43%
    15,100  Aaron Rents, Inc.                                       306,719
     8,300  American Business Products, Inc.                        191,938
    34,200  Arctic Cat, Inc.                                        342,000
     7,600  Bowne & Co., Inc.                                       313,975
     7,900  Callaway Golf Co.                                       215,275
     9,600  Franklin Covey Co.<F1>                                  240,000
    11,300  Ogden Corp.                                             347,475
    11,200  The McClatchy Co., Class A                              335,300
                                                                -----------
                                                                  2,292,682
                                                                -----------

            TECHNOLOGY                                  9.43%
     6,700  Andrew Corp.<F1>                                        153,262
     8,600  BARRA, Inc.<F1>                                         206,400
     9,900  Boole & Babbage, Inc.<F1>                               237,600
     7,600  Communications Systems, Inc.                            139,650
     6,900  Dallas Semiconductor Corp.                              266,081
     4,100  MICROS Systems, Inc.<F1>                                241,388
     6,800  National Instruments Corp.<F1>                          241,400
     6,100  Novellus Systems, Inc.                                  292,037
     5,200  Systems & Computer Technology Corp.<F1>                 293,800
                                                                -----------
                                                                  2,071,618
                                                                -----------


                      JOHNSONFAMILY SMALL CAP EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------

            COMMON STOCKS (continued)                  96.87%

            TELECOMMUNICATIONS                          1.48%
     5,200  Aliant Communications, Inc.                            $326,313
                                                                -----------

            TRANSPORTATION                              1.48%
    12,100  Avondale Industries, Inc.<F1>                           325,187
                                                                -----------

            UTILITIES                                   3.04%
     8,000  Boston Edison Co.                                       326,000
       900  IES Industries, Inc.                                     28,406
    14,900  MidAmerican Energy Holdings Co.                         314,763
                                                                -----------
                                                                    669,169
                                                                -----------

            TOTAL COMMON STOCKS
            (cost $21,260,986)                                   21,288,412
                                                                -----------

            SHORT-TERM INVESTMENT                       3.93%
   864,600  SSGA Money Market Fund                                  864,600
                                                                -----------

            TOTAL SHORT-TERM INVESTMENT
            (cost $864,600)                                         864,600
                                                                -----------

            TOTAL INVESTMENTS
            (cost $22,125,586)                        100.80%    22,153,012

            Liabilities less Cash and Other Assets     -0.80%     (174,761)
                                                                -----------

            NET ASSETS                                100.00%   $21,978,251
                                                                ===========

<F1>  Non-incoming producing.

                     See notes to the financial statements.

                    JOHNSONFAMILY INTERNATIONAL EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------

            COMMON STOCKS                              88.79%

            AUSTRIA                                     0.93%
     1,300  EVN  Energie-Versorgung Niederoesterreich AG           $191,993
                                                                -----------

            AUSTRALIA                                   5.88%
    38,100  Coles Myer Ltd.                                         184,316
    55,000  CSR Ltd.                                                175,708
    16,200  National Australia Bank                                 230,253
   143,500  RGC Ltd. <F1>                                           196,474
    29,100  Rothmans Holdings Ltd.                                  194,469
    34,200  Westpac Banking Corporation Ltd.                        229,666
                                                                -----------
                                                                  1,210,886
                                                                -----------

            BELGIUM                                     2.18%
       800  Electrabel SA                                           212,351
       600  PetroFina SA                                            236,546
                                                                -----------
                                                                    448,897
                                                                -----------
            CANADA                                      3.25%
     2,800  Alberta Energy Company Ltd.                              67,550
     1,300  Alcan Aluminum Ltd.                                      42,250
     1,500  BCE, Inc.                                                63,844
     2,200  Canadian Imperial Bank of Commerce                       77,962
     1,300  Canadian Pacific Ltd.                                    38,269
     1,000  Imasco Ltd.                                              37,647
     1,400  Imperial Oil Ltd.                                        77,437
       500  Magna International, Inc.- Class A                       37,281
       800  Northern Telecom Ltd.                                    48,700
     1,900  Quebecor, Inc.- Class A                                  38,000
     2,100  Telus Corp.                                              56,597
     1,800  The Toronto-Dominion Bank                                82,237
                                                                -----------
                                                                    667,774
                                                                -----------

            DENMARK                                     3.89%
     1,200  A/S Forsikringsselskabet Codan                          189,386
     1,500  Den Danske Bank Group                                   181,933
     2,700  Tele Danmark A.S. - Class B                             226,868
     2,400  Unidanmark A.S. - Class A                               201,661
                                                                -----------
                                                                    799,848
                                                                -----------


                    JOHNSONFAMILY INTERNATIONAL EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------

            COMMON STOCKS (continued)                  88.79%

            FINLAND                                     4.07%
    10,400  Enso Oyj                                               $110,718
     1,600  Huhtamaki                                                92,510
     9,200  Kemira Oyj                                               99,631
     1,600  Nokia Ayj - Class A                                     107,487
     5,000  Orion-Yhtyma OY - Class B                               155,100
     6,300  Rauma Oyj                                               117,950
     9,300  Valmet Oyj                                              154,144
                                                                -----------
                                                                    837,540
                                                                -----------

            FRANCE                                      6.94%
     1,100  Cap Gemini SA                                           142,761
     1,600  Elf Aquitaine SA                                        209,779
       400  Eridania Beghin-Say SA                                   86,677
       200  L'Oreal                                                  95,384
     1,800  Pernod Ricard                                           124,133
       100  Sagem SA                                                 64,808
     3,300  Scor                                                    203,338
       700  Societe Generale                                        145,636
     1,400  Union des Assurances Federales                          218,919
     9,100  Usinor SA                                               136,097
                                                                -----------
                                                                  1,427,532
                                                                -----------
            GERMANY                                     5.37%
     3,000  BASF AG                                                 133,742
     9,300  Deutsche Telekom A. G.                                  237,359
       300  Dyckerhoff AG                                            96,963
     3,000  Gehe AG                                                 156,311
     3,600  Merck KGaA                                              139,426
       200  SAP AG                                                   94,511
     1,500  Schering AG                                             161,076
       100  Wella Aktiengesellschaft                                 86,375
                                                                -----------
                                                                  1,105,763
                                                                -----------

            GREECE                                      0.57%
     4,100  Hellenic Telecommunication Organization SA              117,350
                                                                -----------

            HONG KONG                                   2.17%
    62,000  Hong Kong Telecommunications Ltd.                       116,059
     4,000  HSBC Holdings PLC                                       114,123


                    JOHNSONFAMILY INTERNATIONAL EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------

            COMMON STOCKS (continued)                  88.79%
            HONG KONG (continued)                       2.17%
    32,000  Johnson Electric Holdings Ltd.                         $108,442
    38,000  New World Development Company Ltd.                      108,171
                                                                -----------
                                                                    446,795
                                                                -----------

            ITALY                                       0.89%
     4,100  Benetton Group S.p.A.                                    91,628
    22,900  Fiat SpA                                                 90,788
                                                                -----------
                                                                    182,416
                                                                -----------

            JAPAN                                       5.01%
     3,000  Canon, Inc.                                              71,066
     4,000  Dai Nippon Printing Company Ltd.                         68,115
     5,100  Daito Trust Contruction Co. Ltd.                         35,858
    22,000  Mitsubishi Heavy Industries Ltd.                         81,586
     6,000  NEC Corporation                                          67,661
     6,000  Nippon Express Co. Ltd.                                  34,284
        17  Nippon Telegraph & Telephone Corp.                      149,247
     2,000  Sankyo Co. Ltd.                                          49,648
    10,000  Suzuki Motor Corp.                                       86,127
    16,000  Takara Standard Co. Ltd.                                 89,972
     5,000  The Toho Bank Ltd.                                       19,867
       700  Toho Co. Ltd.                                            73,587
    10,000  Tonen Corp.                                              56,005
    10,000  Wacoal Corp.                                            101,037
     2,000  Yamanouchi Pharmaceutical Co. Ltd.                       47,378
                                                                -----------
                                                                  1,031,438
                                                                -----------

            MALAYSIA                                    1.74%
    96,000  Golden Hope Plantations Bhd                             118,588
   110,000  Highlands & Lowlands Bhd                                122,941
    50,000  Kuala Lumpur Kepong Bhd                                 115,641
                                                                -----------
                                                                    357,170
                                                                -----------

            MEXICO                                      1.75%
    31,000  Carso Global Telecom                                    116,850
    26,000  Cemexa SA de CV <F1>                                    123,269
    31,000  Organizacion Soriana SA de CV                           119,954
                                                                -----------
                                                                    360,073
                                                                -----------


                    JOHNSONFAMILY INTERNATIONAL EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------

            COMMON STOCKS (continued)                  88.79%

            NETHERLANDS                                 6.21%
     6,500  ABN Amro Holding NV                                    $158,277
     1,200  DSM NV                                                  120,266
     3,600  Fortis Amev NV                                          210,600
     2,600  ING Group NV                                            168,957
     4,800  N.V. Holdingmaat-Schappij De Telegraaf                  111,417
     4,100  Royal Dutch Petroleum Co.                               226,254
     1,600  Royal Phillips Electronics N.V.                         140,954
     3,900  Stork N.V.                                              141,098
                                                                -----------
                                                                  1,277,823
                                                                -----------


            NEW ZEALAND                                 0.94%
    40,800  Telecom Corporation of New Zealand Ltd.                 193,832

            NORWAY                                      2.21%
    35,200  Christiania Bank Og Kreditkasse                         161,886
    35,400  Den Norske Bank ASA                                     186,064
     3,000  Norske Skogindustrier ASA                               106,596
                                                                -----------
                                                                    454,546
                                                                -----------

            PORTUGAL                                    0.51%
     2,000  Portugal Telecom SA                                     104,952
                                                                -----------

            SINGAPORE                                   2.46%
    14,000  City Developments Ltd.                                   60,562
     6,200  Creative Technology Ltd.<F1>                            128,816
    13,000  Development Bank of Singapore                            86,202
    23,000  Overseas Union Bank Ltd.                                 87,149
    22,000  Singapore Airlines Ltd.                                 143,101
                                                                -----------
                                                                    505,830
                                                                -----------
            SPAIN                                       1.53%
     9,500  Iberdrola S.A.                                          152,708
     3,900  Telefonica de Espana                                    162,740
                                                                -----------
                                                                    315,448
                                                                -----------


                    JOHNSONFAMILY INTERNATIONAL EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------

            COMMON STOCKS (continued)                  88.79%

            SWEDEN                                      1.57%
     4,100  Mo och Domsjo AB - Class B                             $127,151
     8,000  Trelleborg AB - Class B                                 107,510
     3,000  Volvo AB - Class B                                       87,610
                                                                -----------
                                                                    322,271
                                                                -----------

            SWITZERLAND                                 5.64%
       100  Compagnie Financiere Richemont AG                       143,339
       200  Hilti AG                                                163,340
       100  Nestle S.A.                                             194,008
       100  Novartis A. G.                                          165,340
       100  Schweizerische Rueckversicherungs-Gesellschaft          220,675
       300  SGS Societe Generale de Surveillance Holding SA         105,604
       600  SMH AG                                                   90,004
       300  Valora Holding AG                                        78,403
                                                                -----------
                                                                  1,160,713
                                                                -----------

            TURKEY                                      1.16%
   183,000  Petkim Petrokimya Holdings A.S.                         126,257
 2,180,200  Tofas Turk Otomobil Fabrika A.S.                        113,359
                                                                -----------
                                                                    239,616
                                                                -----------

            UNITED KINGDOM                             21.92%
    15,100  Allied Domecq PLC                                       155,523
    10,700  B.A.T. Industries PLC                                   101,349
    10,200  Barclays PLC                                            294,700
     7,900  Boots Company PLC                                       122,644
     3,600  British Aerospace PLC                                   120,384
     7,600  British Airways PLC                                      79,547
    46,500  British Steel PLC                                       124,008
    17,000  British Telecommunications PLC                          184,614
     7,300  General Accident PLC                                    172,587
     7,000  Great Universal Stores PLC                              106,682
    25,200  Guardian Royal Exchange PLC                             170,223
     6,500  Hays PLC                                                110,582
    54,600  Hillsdown Holdings PLC                                  162,498
     9,200  HSBC Holdings PLC                                       290,574
     7,000  Johnson Matthey PLC                                      70,926
     6,600  Kingfisher PLC                                          119,953
    26,100  Ladbroke Group PLC                                      143,573

                    JOHNSONFAMILY INTERNATIONAL EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)

Number of
 Shares                                                             Value
---------                                                          --------


            COMMON STOCKS (continued)                  88.79%

            UNITED KINGDOM (continued)                 21.92%
     9,900  Lonrho PLC                                              $71,425
    21,400  LucasVarity PLC                                          95,893
    11,800  PowerGen PLC                                            159,711
    18,800  Racal Electronics PLC                                   104,988
    16,800  Shell Transport & Trading Co.                           125,139
    36,100  Smith (David S.) Holdings                               137,317
    15,300  SmithKline Beecham PLC                                  182,525
    17,400  Tate & Lyle PLC                                         141,827
    10,700  Thames Water PLC                                        175,058
    49,800  Woolwich PLC                                            286,226
    20,600  WPP Group PLC                                           130,798
    21,900  Yorkshire Water PLC                                     176,310
     4,500  Zeneca Group PLC                                        194,119
                                                                -----------
                                                                  4,511,703
                                                                -----------

            TOTAL COMMON STOCKS
            (cost $18,378,246)                                   18,272,209
                                                                -----------

Principal
 Amount
---------

            SHORT-TERM INVESTMENTS                     18.51%
$1,000,000  Federal Home Loan Bank (FHLB), 5.43%, 5/1/98          1,000,000
 2,000,000  FHLB, 5.35%, 5/6/98                                   1,998,514


Number of
 Shares
---------

   811,518  SSGA Money Market Fund                                  811,518
                                                                -----------

            TOTAL SHORT-TERM INVESTMENTS
            (cost $3,810,032)                                     3,810,032
                                                                -----------

            TOTAL INVESTMENTS
            (cost $22,188,278)                        107.30%    22,082,241

            Liabilities less Cash and Other Assets     -7.30%   (1,503,262)
                                                                -----------

            NET ASSETS                                100.00%   $20,578,979
                                                                ===========

<F1> Non-incoming producing.


                    JOHNSONFAMILY INTERNATIONAL EQUITY FUND
                            Schedule of Investments
                                 April 30, 1998
                                  (Unaudited)



                    At April 30, 1998, the International Equity
                    Fund's investment, excluding short-term
                    investments, were diversified as follows:

                    Industry Sector
                    ----------------

                    Automotive                             2.80%
                    Commercial Goods and Services         20.01
                    Consumer Goods and Services           11.79
                    Energy Sources/Utilities               9.39
                    Financial Services                    24.51
                    Health Care Products                   6.85
                    Paper Products                         2.64
                    Real Estate                            1.12
                    Retail                                 4.51
                    Technology                             2.39
                    Telecommunications                    10.32
                    Other                                  3.67
                                                        -------
                                                         100.00%
                                                        =======

                     See notes to the financial statements.

                           JOHNSONFAMILY FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)

                                                                INTERMEDIATE
                                                                FIXED INCOME    LARGE CAP      SMALL CAP   INTERNATIONAL
                                                                    FUND       EQUITY FUND    EQUITY FUND   EQUITY FUND
                                                                    ----       -----------    -----------   -----------
ASSETS:
Investments, at value
  (cost $61,968,796, $34,387,928, $22,125,586,
   and $22,188,278, respectively)                               $61,933,063    $40,038,139    $22,153,012    $22,082,241
Receivable for foreign tax withheld                                       -              -              -          1,839
Dividends and interest receivable                                   787,219         65,773         27,989         86,162
Receivable from adviser                                              21,357          7,627          7,242          8,639
Organizational expenses, net of accumulated amortization             31,120         31,120         31,120         31,120
Prepaids and other assets                                            13,711         11,539         10,014         10,333
                                                                 ----------     ----------     ----------     ----------
     Total assets                                                62,786,470     40,154,198     22,229,377     22,220,334
                                                                 ----------     ----------     ----------     ----------


LIABILITIES:
Payable for investments purchased                                         -              -        182,187      1,564,653
Dividend payable                                                    257,581              -              -              -
Accrued investment advisory fee                                      22,370         22,825         11,507         14,313
Payable to adviser-expenses                                           6,875          6,875          6,875          6,875
Accrued distribution fee                                             12,428          7,608          3,836          3,976
Other liabilities                                                    59,104         52,457         46,721         51,538
                                                                 ----------     ----------     ----------     ----------
   Total liabilities                                                358,358         89,765        251,126      1,641,355
                                                                 ----------     ----------     ----------     ----------

NET ASSETS                                                      $62,428,112    $40,064,433    $21,978,251    $20,578,979
                                                                 ==========     ==========     ==========     ==========


NET ASSETS CONSIST OF:
Capital Stock                                                   $       625    $       403    $       220    $       206
Paid-in-capital                                                  62,445,671     34,298,041     21,940,981     20,635,429
Undistributed net investment income                                  11,539         28,672          9,624         49,752
Accumulated net realized gain on investments
  and foreign currency transactions                                   6,010         87,106              -              -
Net unrealized appreciation (depreciation) on investments          (35,733)      5,650,211         27,426      (106,037)
Net unrealized depreciation on translation of assets
  and liabilities in foreign currencies                                   -              -              -          (371)
                                                                 ----------     ----------     ----------     ----------
   Net Assets                                                   $62,428,112    $40,064,433    $21,978,251    $20,578,979
                                                                 ==========     ==========     ==========     ==========



CAPITAL STOCK, $0.0001 PAR VALUE

Authorized                                                      100,000,000    100,000,000    100,000,000    100,000,000
Issued and outstanding                                            6,247,569      4,030,054      2,201,379      2,062,162


NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                        $9.99          $9.94          $9.98          $9.98
                                                                      =====          =====          =====          =====


MAXIMUM OFFERING PRICE PER SHARE                                     $10.27         $10.35         $10.40         $10.40
                                                                     ======         ======         ======         ======

                                                 See notes to financial statements.




                                                     JOHNSONFAMILY FUNDS, INC.
                                                      STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED APRIL 30, 1998<F1>
                                                            (UNAUDITED)

                                                                INTERMEDIATE
                                                                FIXED INCOME    LARGE CAP      SMALL CAP   INTERNATIONAL
                                                                    FUND       EQUITY FUND    EQUITY FUND   EQUITY FUND
                                                                    ----       ------------   -----------   ------------
INVESTMENT INCOME:
Dividends (net of withholding taxes of $0, $0, $0,
    and $7,849 respectively)                                     $        -    $    54,087     $   11,718     $   45,574
Interest                                                            309,254         16,592         18,799         45,901
                                                                 ----------    -----------     ----------     ----------
   Total investment income                                          309,254         70,679         30,517         91,475


EXPENSES:

Investment advisory fees                                             22,370         22,825         11,507         14,313
Distribution fees                                                    12,428          7,608          3,836          3,976
Administration and fund accounting fees                               9,910          6,087          3,069          3,181
Printing and postage expenses                                         3,504          2,804          1,751          1,401
Federal and state registration fees                                   3,434          2,348          1,430          1,185
Professional fees                                                     3,295          2,593          2,173          1,682
Amortization of organizational costs                                  2,755          2,755          2,755          2,755
Transfer agent fees and expenses                                      1,934          1,864          1,654          1,654
Custody fees                                                          1,682          1,332          1,052          4,907
Directors' fees and expenses                                          1,332          1,051            701            561
Pricing expense                                                         519            154            154          2,271
Insurance expense                                                       379            278            147            147
Miscellaneous                                                            70             56             27             27
                                                                 ----------    -----------     ----------     ----------


   Total expenses before waiver                                      63,612         51,755         30,256         38,060
Waiver of expenses                                                 (21,357)        (7,627)        (7,242)        (8,639)
                                                                 ----------    -----------     ----------     ----------

   Net expenses                                                      42,255         44,128         23,014         29,421
                                                                 ----------    -----------     ----------     ----------

NET INVESTMENT INCOME                                               266,999         26,551          7,503         62,054
                                                                 ----------    -----------     ----------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVEST-
   MENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments                                      6,010         87,106              -              -
Net realized loss on foreign currency transactions                        -              -              -       (14,423)
Net change in unrealized appreciation (depreciation) on
  investments                                                     (134,829)      (411,556)         27,426      (308,364)
Net change in unrealized appreciation on translation
  of assets and liabilities in foreign currencies                         -              -              -        201,956
                                                                 ----------    -----------     ----------     ----------
Net gain (loss) on investments and foreign currency transactions  (128,819)      (324,450)         27,426      (120,831)
                                                                 ----------    -----------     ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                      $ 138,180     $(297,899)       $ 34,929     $ (58,777)
                                                                  =========    ===========     ==========     ==========

<F1> Commenced operations on March 31, 1998.

                                                 See notes to financial statements.




                                                     JOHNSONFAMILY FUNDS, INC.
                                               STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED APRIL 30, 1998<F1>
                                                            (UNAUDITED)


                                                                INTERMEDIATE
                                                                FIXED INCOME    LARGE CAP      SMALL CAP   INTERNATIONAL
                                                                    FUND       EQUITY FUND    EQUITY FUND   EQUITY FUND
                                                                    ----       ------------   ------------  ------------


OPERATIONS:
  Net investment income                                          $  266,999    $    26,551      $   7,503     $   62,054
  Net realized gain on investments                                    6,010         87,106              -              -
  Net realized loss on foreign currency transactions                      -              -              -       (14,423)
  Change in unrealized appreciation (depreciation)
     on investments                                               (134,829)      (411,556)         27,426      (308,364)
  Change in unrealized appreciation on translation
     of assets and liabilities in foreign currencies                      -              -              -        201,956
        Net increase (decrease) in net assets resulting
                                                                 ----------     ----------     ----------     ----------
            from operations                                         138,180      (297,899)         34,929       (58,777)
                                                                 ----------     ----------     ----------     ----------


DISTRIBUTIONS PAID FROM:
       Net investment income                                      (257,581)              -              -              -
                                                                 ----------     ----------     ----------     ----------

SHARE TRANSACTIONS:
  Shares sold                                                    22,952,128     16,696,841     21,972,487     20,882,639
  Shares sold during common and commingled trust fund
     conversions                                                 40,058,886     23,721,464              -              -
  Shares redeemed                                                 (513,501)      (103,973)       (30,165)      (245,883)
                                                                 ----------     ----------     ----------     ----------
        Net increase from share transactions                     62,497,513     40,314,332     21,942,322     20,636,756
                                                                 ----------     ----------     ----------     ----------

TOTAL INCREASE IN NET ASSETS                                     62,378,112     40,016,433     21,977,251     20,577,979

NET ASSETS:

  Beginning of period                                                50,000         48,000          1,000          1,000
                                                                 ----------     ----------     ----------     ----------

  End of period (includes undistributed net investment
     income of $9,418, $26,551, $7,503 and
     $62,054, respectively)                                    $ 62,428,112   $ 40,064,433   $ 21,978,251  $  20,578,979
                                                               ============   ============   ============  =============



<F1> Commenced operations on March 31, 1998.

                                                 See notes to financial statements.



                                                      JOHNSONFAMILY FUNDS, INC
                                                        FINANCIAL HIGHLIGHTS
                                              FOR THE PERIOD ENDED APRIL 30, 1998<F1>
                                                             (UNAUDITED)

                                                                INTERMEDIATE
                                                                FIXED INCOME    LARGE CAP      SMALL CAP   INTERNATIONAL
                                                                    FUND       EQUITY FUND    EQUITY FUND   EQUITY FUND
                                                                    ----       ------------   ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.00         $10.00         $10.00         $10.00


INCOME (LOSS)  FROM INVESTMENT OPERATIONS:
  Net investment income                                                0.04           0.01           0.00           0.03
  Net realized and unrealized losses on investments
     and foreign currency transactions                               (0.01)         (0.07)         (0.02)         (0.05)
                                                                     ------         ------         ------         ------
   Total from investment operations                                    0.03         (0.06)         (0.02)         (0.02)
                                                                     ------         ------         ------         ------


LESS DISTRIBUTIONS PAID:
  From net investment income                                         (0.04)           0.00           0.00           0.00
                                                                     ------         ------         ------         ------
                                                                     (0.04)           0.00           0.00           0.00
                                                                     ------         ------         ------         ------

NET ASSET VALUE, END OF PERIOD                                        $9.99          $9.94          $9.98          $9.98
                                                                     ======         ======         ======         ======


TOTAL RETURN<F2>                                                      0.31%        (0.60)%        (0.20)%        (0.20)%


SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000s)                                  $62,428        $40,064        $21,978        $20,579
  Ratio of expenses to average net assets,
     net of waivers<F3>                                               0.85%          1.45%          1.50%          1.85%
  Ratio of net investment income to average net
     assets, net of waivers<F3>                                       5.37%          0.87%          0.49%          3.90%
  Ratio of expenses to average net assets,
     before waivers<F3>                                               1.28%          1.70%          1.97%          2.39%
  Ratio of net investment income to average net
     assets, net of waivers<F3>                                       4.94%          0.62%          0.02%          3.36%
  Portfolio turnover rate<F2>                                            1%             1%             0%             1%


<F1> Commenced operations on March 31, 1998.
<F2> Not annualized
<F3> Annualized

                                                 See notes to financial statements.




                           JOHNSONFAMILY FUNDS, INC.
                       Notes to the Financial Statements
                                 April 30, 1998
                                  (Unaudited)



1. ORGANIZATION

JohnsonFamily Funds, Inc. (the "Company") was organized on January 27, 1998 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At April 30, 1998 the only series presently authorized are the JohnsonFamily Intermediate Fixed Income Fund, the JohnsonFamily Large Cap Equity Fund, the JohnsonFamily Small Cap Equity Fund and the JohnsonFamily International Equity Fund (individually referred to as a "Fund" and collectively as the "Funds").

As of March 31, 1998, assets of the common and commingled trust funds of the Johnson Heritage Equity Income Fund and Johnson Value Fund were transferred to the JohnsonFamily Large Cap Equity Fund and assets of the common and commingled trust funds of the Johnson Heritage Fund for Income and the Johnson Heritage Income Fund were transferred to the JohnsonFamily Intermediate Fixed Income Fund under Section 584(h) of the Internal Revenue Code. These transfers were treated as a tax-free event. To qualify as a tax-exempt transaction, the securities were transferred at market value with the original cost basis and purchase dates being retained for book and tax purposes. Proceeds from commingled and common trust fund conversions, as shown on the Statement of Changes in Net Assets, represent the market value of the commingled and common trust funds at the date of conversion. The net change in unrealized appreciation on investments on the Statement of Operations does not reflect the $6,061,767 and $99,096 unrealized appreciation for the Large Cap Equity Fund and Intermediate Fixed Income Fund, respectively, that existed at the date of the common trust fund transfer.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

a. Investment Valuation

Equity securities listed on a recognized U.S. or foreign securities exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Unlisted equity securities for which market quotations are readily available will be valued at the most recent bid price. Equity securities listed on a recognized U.S. or foreign securities exchange for which there were no transactions are valued at the closing bid prices. Debt securities (other then short-term instruments) are valued at bid prices furnished by a pricing service. Debt instruments maturing within 60 days are valued at amortized cost which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Johnson Asset Management Inc. (the "Adviser") pursuant to guidelines established by the Board of Directors.

b. Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds have elected to separately disclose the results of operations due solely to the changes in foreign currency rates.

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Foreign Currency Exchange Contracts

The Funds are authorized to enter into foreign currency contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. At April 30, 1998, the International Equity Fund has such contracts outstanding relating to unsettled security purchase transactions. It is the Fund's intent to minimize any change in value that may occur between the dates the transactions were entered into and the dates the transactions will settle. A difference of $2,668 exists between the value of the transactions on trade date and the value of the transactions on the date such contracts were entered into. This difference has been recorded as a realized gain on foreign currency transactions in the financial statements.

d. Organizational Costs

Costs incurred by the Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Funds commenced their investment activities. If any of the original shares of the Funds purchased by the initial shareholder are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Funds being redeemed by the total number of original shares outstanding at the time of redemption.

e. Federal Income and Excise Taxes

Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders.

f. Distributions to Shareholders

Dividends from net investment income, if any, will be declared and paid monthly for the Intermediate Fixed Income Fund, quarterly for the Large Cap Equity Fund and annually for both the Small Cap Equity and International Equity Funds. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principals. Accordingly, at April 30, 1998, reclassifications were recorded to increase/(decrease) undistributed net investment income by $2,121, $2,121, $2,121 and $(12,302), increase accumulated net realized gain on investment and foreign currency transactions by $0, $0, $0 and $14,423 and decrease paid-in-capital by $2,121, $2,121, $2,121 and $2,121 for the Intermediate Fixed Income Fund, Large Cap Equity Fund, Small Cap Equity Fund and International Equity Fund, respectively.

g. Securities Transactions and Investment Income

For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts will be amortized over the life of the security.

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Expenses

The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

i. Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.


3. CAPITAL STOCK

Transactions in shares of capital stock were as follows:

FOR THE PERIOD MARCH 31, 1998<F1> TO APRIL 30, 1998

                        INTERMEDIATE  LARGE CAP     SMALL CAP INTERNATIONAL
                        FIXED INCOME    EQUITY       EQUITY       EQUITY
                            FUND         FUND         FUND         FUND
                            ----         ----         ----         ----
Shares sold               2,087,855   1,663,418     2,204,298     2,086,718
Shares sold during
  common and
  commingled trust
  fund conversions        4,205,889   2,372,146             -             -
Shares redeemed            (51,175)    (10,310)       (3,019)      (24,656)
                         ----------  ----------    ----------    ----------
Net increase              6,242,569   4,025,254     2,201,279     2,062,062
                         ==========  ==========    ==========    ==========

<F1> Commencement of operations.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding U.S. government and short-term securities, for the period March 31, 1998<F1> to April 30, 1998 are as follows:

                        INTERMEDIATE  LARGE CAP     SMALL CAP INTERNATIONAL
                        FIXED INCOME    EQUITY       EQUITY       EQUITY
                            FUND         FUND         FUND         FUND
                            ----         ----         ----         ----

Purchases               $25,799,195 $16,581,472   $21,260,986   $18,378,246
Sales                    13,246,530     385,460             -             -

Purchases of U.S. government securities for the Intermediate Fixed Income Fund for the period March 31, 1998<F1> to April 30, 1998 were $7,045,454. There were no sales of U.S. government securities during the period.

4. PURCHASES AND SALES OF SECURITIES (continued)
At April 30, 1998 gross unrealized appreciation and depreciation of securities, based on the cost of investments for federal income tax purposes were as follows:

                        INTERMEDIATE  LARGE CAP     SMALL CAP INTERNATIONAL
                        FIXED INCOME    EQUITY       EQUITY       EQUITY
                            FUND         FUND         FUND         FUND
                            ----         ----         ----         ----
Unrealized
  appreciation            $ 338,693  $6,302,341      $612,954    $  425,255
Unrealized
  depreciation            (374,426)   (652,130)     (585,528)     (531,292)
                         ----------  ----------    ----------    ----------
Net unrealized
  appreciation
  (depreciation)         $ (35,733)  $5,650,211     $  27,426    $(106,037)
                         ==========  ==========    ==========    ==========

<F1> Commencement of operations.

5. INVESTMENT ADVISER

The Funds have an agreement with the Adviser, with whom certain officers and Directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.45% for the Intermediate Fixed Income Fund, 0.75% for the Large Cap Equity Fund and the Small Cap Equity Fund and 0.90% for the International Equity Fund.

Under the investment advisory agreements, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.50% of the average daily net assets of the Intermediate Fixed Income Fund, or 2.50% of each of the Large Cap Equity Fund, Small Cap Equity Fund and International Equity Fund, the Adviser will reimburse the Funds for the amount of such excess. Additionally, for the fiscal period ended October 31, 1998, the Adviser has voluntarily agreed to reimburse the Funds to the extent aggregate annual operating expenses exceed 0.85%, 1.45%, 1.50%, and 1.85% of the average daily net assets of the Intermediate Fixed Income Fund, Large Cap Equity Fund, Small Cap Equity Fund, and International Equity Fund, respectively. For the period March 31, 1998 to April 30,1998, the Adviser reimbursed the Intermediate Fixed Income Fund, Large Cap Equity Fund, Small Cap Equity Fund, and International Equity Fund $21,357, $7,627, $7,242 and $8,639, respectively.


6. SERVICE AND DISTRIBUTION PLAN

The Company has entered into a distribution agreement with Sunstone Distribution Services, LLC. Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, each Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of each Fund at an annual rate of up to 0.25% of the Fund's average daily net assets.